Earnings (Loss) per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Earnings Loss Per Share
Numerator - net loss available to common stockholders	$ (29,504)	$ (32,706)
Denominator - weighted average number of common shares outstanding	34,548,368	34,548,368
Dilutive common stock equivalents - stock options
Denominator - weighted average number of fully diluted common shares outstanding	34,548,368	34,548,368
Basic loss per common share	$ (0.00)	$ (0.00)
Diluted earnings (loss) per common share	$ (0.00)	$ (0.00)